Income Taxes - Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (488,804)	$ (606,632)	$ (655,479)	$ (681,909)
Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,461)	(1,702)	(1,731)	(1,712)
Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	44,575	42,485	12,796	13,604
Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(3,161)	(27,644)	(75,262)	(76,881)
Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(528,757)	(618,567)	(590,401)	$ (615,751)
Mexico [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	6,810,168	6,230,886	5,966,363
Mexico [Member] | Expected credit loss [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	40,449	30,238	29,478
Mexico [Member] | Machinery and equipment [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	122,854	75,671	56,298
Mexico [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	1,037,511	834,813	657,472
Mexico [Member] | Airport concessions and rights to use airport facilities [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	5,432,747	5,046,004	4,691,382
Mexico [Member] | Other acquired rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	176,967	161,316	146,980
Mexico [Member] | Other temporary differences [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	492	459	315
Mexico [Member] | Unused tax losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)		6,104	95,886
Mexico [Member] | Employee benefits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	66,073	56,313	41,447
Mexico [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	20,142	25,128	21,557
Mexico [Member] | Derivative financial instruments [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(87,067)	(5,160)	225,548
Jamaica [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(488,804)	(606,632)	(655,479)
Jamaica [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,461)	(1,702)	(1,731)
Jamaica [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	44,575	42,485	12,796
Jamaica [Member] | Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(3,161)	(27,644)	(75,262)
Jamaica [Member] | Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (528,757)	(618,567)	(590,401)
Jamaica [Member] | Trade Accounts Receivables [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)		$ (1,204)	$ (881)